Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Disclosure of rate reconciliations

Year ended Dec. 31	2025	2024
(Loss) earnings before income taxes	(141)	319
Net loss (earnings) attributable to non-controlling interests not subject to tax	20	(10)
Adjusted (Loss) Earnings before income taxes	(121)	309
Statutory Canadian federal and provincial income tax rate (%)	23.3%	23.3%
Expected income tax (recovery) expense	(28)	72
Increase (decrease) in income taxes resulting from:
Differences in effective foreign tax rates	13	(6)
Non-deductible expense(1)	7	46
Non-taxable income	(14)	(10)
Taxable capital (gain) loss	(17)	1
Deferred income tax recovery related to temporary difference on investment in subsidiaries	—	(5)
Writedown (reversal of writedown) of unrecognized deferred income tax assets	54	(13)
Statutory and other rate differences	(1)	(1)
Adjustments in respect of deferred income tax of previous years	(5)	(11)
Other	8	7
Income tax expense	17	80
Effective tax rate (per cent)	(14)	26
(1)This amount is related to current tax adjustments in the U.S. to mitigate cash tax relating to the Base Erosion and Anti-Abuse Tax, Canadian non-deductible penalties, and a tax adjustment relating to dividends on preferred shares, treated as interest for accounting purposes.
Disclosure of components of income tax expense
The components of income tax expense are as follows:

Year ended Dec. 31	2025	2024
Current income tax expense	49	143
Deferred income tax recovery related to the origination and reversal of temporary differences	(86)	(45)
Deferred income tax recovery related to temporary difference on investment in subsidiaries	—	(5)
Writedown (reversal of writedown) of unrecognized deferred income tax assets(1)	54	(13)
Income tax expense	17	80

Current income tax expense	49	143
Deferred income tax recovery	(32)	(63)
Income tax expense	17	80
(1)During the year ended Dec. 31, 2025, the Company wrote-down deferred tax assets of $54 million (2024 – $13 million recovery). The deferred income tax assets mainly relate to the tax benefits associated with tax losses related to the Company's directly owned U.S. operations and other deductible differences. The Company has not recognized $199 million (2024 – $152 million) of deferred tax assets on the basis that it is not probable that sufficient future taxable income will be available to utilize them.
Disclosure of aggregate current and deferred income tax related to items charged or credited to equity
The aggregate current and deferred income tax related to items charged or credited to equity are as follows:

Year ended Dec. 31	2025	2024
Income tax (recovery) expense related to:
Net impact related to cash flow hedges	(14)	53
Net impact related to hedges of foreign operations	1	(4)
Net impact related to net actuarial gains	1	3
Income tax (recovery) expense reported in equity	(12)	52

Disclosure of significant components of deferred income tax assets (liabilities)
Significant components of the Company’s deferred income tax assets (liabilities) are as follows:

As at Dec. 31	2025	2024
Loss carryforwards(1)	182	149
Future decommissioning and restoration costs	181	184
Property, plant and equipment	(655)	(646)
Investment in subsidiaries	(70)	(60)
Risk management assets and liabilities, net	105	40
Employee future benefits and compensation plans	53	52
Foreign exchange differences	12	16
Other taxable temporary differences	9	(1)
Net deferred income tax liabilities, before unrecognized deferred income tax assets	(183)	(266)
Unrecognized deferred income tax assets	(199)	(152)
Net deferred income tax liabilities	(382)	(418)
(1)U.S. net operating losses generated before 2018 and Canadian non-capital losses have expiry dates ranging from 2031 to 2045. U.S. net operating losses generated from 2018 onward have no expiration.
The net deferred income tax liability is presented in the Consolidated Statements of Financial Position as follows:

As at Dec. 31	2025	2024
Deferred income tax assets(1)	41	52
Deferred income tax liabilities	(423)	(470)
Net deferred income tax liabilities	(382)	(418)
(1)The deferred income tax assets presented on the Consolidated Statements of Financial Position are recoverable based on estimated future earnings and tax planning strategies. The assumptions used in the estimate of future earnings are based on the Company’s long-range forecasts.